Employees - Pensions and Similar Obligations Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Pension Plans [Line Items]
Percentage of defined benefit liabilities (in percent)	10.00%
Increase in liability due to change in discount rate methodology	€ (342)	€ 1,414
Actual return on plan assets	1,958	1,494
Actual return on plan assets (excluding amounts in net finance income/charge)	2,302	1,930
Property and leases	1,894	1,623
Return on plan assets excluding amounts included in net finance income/(cost)	1,958	1,494	€ 2,385
Interest income, defined benefit plans	344
Property and Leases Occupied by Unilever
Disclosure Of Pension Plans [Line Items]
Property and leases	74	29
Unilever securities
Disclosure Of Pension Plans [Line Items]
Equity securities	€ 1	€ 9
Percentage of plan assets in equity securities (in percent)	0.002%	0.04%
Pension liabilities
Disclosure Of Pension Plans [Line Items]
Percentage of defined benefit liabilities (in percent)	96.00%
Special Benefits Trust
Disclosure Of Pension Plans [Line Items]
Excluded plan assets	€ 38	€ 44
United Kingdom
Disclosure Of Pension Plans [Line Items]
Increase in liability due to change in discount rate methodology	€ (225)	806
Percentage of long term trend future improvements	1.00%
Actual return on plan assets	€ 1,092	1,109
United Kingdom | Interest rate risk
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	100.00%
The Netherlands
Disclosure Of Pension Plans [Line Items]
Increase in liability due to change in discount rate methodology	€ 23	354
Actual return on plan assets	€ 560	€ 206
The Netherlands | Interest rate risk
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	35.00%
The Netherlands | Inflation rate risk
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	19.00%
UK And Netherlands
Disclosure Of Pension Plans [Line Items]
Percentage of defined benefit pension liabilities	70.00%	70.00%
Other post- employment benefit plans
Disclosure Of Pension Plans [Line Items]
Period of level of medical cost inflation	5 years
Other post- employment benefit plans | Bottom of range
Disclosure Of Pension Plans [Line Items]
Rate of level of medical cost inflation (in percent)	7.00%
Liabilities
Disclosure Of Pension Plans [Line Items]
Percentage of defined benefit liabilities (in percent)	86.00%
Increase in liability due to change in discount rate methodology	€ (342)	€ 1,414
Liabilities | United Kingdom
Disclosure Of Pension Plans [Line Items]
Increase in liability due to change in discount rate methodology	(225)	806
Liabilities | The Netherlands
Disclosure Of Pension Plans [Line Items]
Increase in liability due to change in discount rate methodology	23	€ 354
Liabilities | Other post- employment benefit plans
Disclosure Of Pension Plans [Line Items]
Increase in liability due to change in discount rate methodology	€ 200